SHARE CAPITAL AND SHARE BASED COMPENSATION -RSUs (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)	4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non vested RSU's starting balance (in shares)	180,828
Vested during the year (in shares)	(41,834)
Forfeited in period (in shares)	(31,428)
Non vested RSU's ending balance (in shares)	107,566	180,828
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Non vested RSU's (in dollars per share)		$ 12.4
Weighted average remaining contractual term (years)		3 years
Unrecognized compensation cost, restricted stock units	$ 0.8	$ 1.9
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Weighted average period of recognition for unrecognized compensation cost	2 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Weighted average period of recognition for unrecognized compensation cost	3 years